Note 14 - Subsequent Events (Details) (USD $)	0 Months Ended		6 Months Ended	12 Months Ended				4 Months Ended			0 Months Ended	4 Months Ended
	Jun. 11, 2013	Nov. 03, 2005	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2000	Jul. 29, 2014 Subsequent Event [Member] Fixed Conversion Price if Greater than 53 Percent Multiplied by Lowest Three Trading Prices [Member]	Apr. 30, 2014 Subsequent Event [Member] For Settlement of Accrued Salaries [Member]	Apr. 30, 2014 Subsequent Event [Member] For Settlement of Accounts Payable [Member]	Apr. 30, 2014 Subsequent Event [Member] For Director Fees [Member]	Jul. 29, 2014 Subsequent Event [Member]	Apr. 30, 2014 Subsequent Event [Member]	Jul. 29, 2014 Subsequent Event [Member]
Note 14 - Subsequent Events (Details) [Line Items]
Proceeds from Convertible Debt											$ 30,500
Debt Instrument Covenant, Percentage Multiplied by Average of Lowest Three Trading Prices													53.00%
Debt Instrument, Convertible, Conversion Price							$ 0.00005
Debt Conversion, Converted Instrument, Shares Issued				13,753,045	13,669,072							500,000
Debt Conversion, Converted Instrument, Amount			345,350		1,420,446							17,500
Stock Issued During Period, Shares, New Issues	250,000			100,000				1,000,000	1,000,000	788,250
Stock Issued During Period, Value, New Issues		625,066			516,111			20,000	27,500
Stock Issued During Period, Shares, Issued for Services					2,751,229							2,440,149
Stock Issued During Period, Value, Issued for Services				$ 609,977		$ 405,000						$ 36,400